UNAUDITED CONDENSED COMBINED/CONSOLIDATED STATEMENTS OF CASH FLOWS (Statement) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 38,232	$ 58,818	$ 112,882	$ 150,496	$ 47,947
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	16,678	11,988	25,632	22,311	7,153
Amortization and write-off of deferred financing fees	1,551	4,279	6,068	1,205	902
Stock-based compensation	90,936	0
Loss on disposition of property and equipment	343	516	581	4	(2,974)
Loss on investment in partnership	4,288	0	391	346	(232)
Gain on other investments	(476)	0
Deferred taxes	(15,969)	(7,253)	(9,923)	3,573	7,490
Noncash lease expense	15,185	9,093	22,727	14,464	1,329
Change in operating assets and liabilities
Accounts receivable, net	(62,770)	(76,563)	(176,883)	(114,416)	(36,903)
Other receivables	1,863	(9,925)	(3,059)	(202)	(3,185)
Prepaid expenses and other current assets	(18,286)	378	(18,765)	(6,371)	14,967
Other assets	(1,021)	(12,009)	(3,338)	(39,341)	2,193
Escrow funds	(3,882)	2,130	568	(4,526)	(5,112)
Operating lease obligations	(9,859)	(1,320)	(2,011)	(92)	(1,091)
Accounts payable	(17,203)	33,467	33,371	32,808	30,778
Accrued payroll and benefits	14,843	7,092	6,325	(5,564)	6,825
Accrued self-insurance liabilities	29,660	40,413	35,576	67,636	32,633
Other accrued expenses	5,492	(36,367)	(55,501)	(24,390)	(25,294)
Other liabilities	3,995	33,475	89,056	168	(20,168)
NET CASH PROVIDED BY OPERATING ACTIVITIES	93,600	58,212	63,697	92,615	57,602
Cash flows from investing activities
Investment in partnership	(5,081)	0	(2,597)	0	(15,714)
Non-operating distributions from investment in partnership	1,190	945	1,862	2,905	877
Purchase of investments	(35,000)	0
Acquisition of facilities	(174,650)	(52,365)	(127,024)	(55,374)	(79,676)
Purchase of property and equipment	(26,093)	(16,591)	(45,782)	(22,862)	(124,087)
Cash proceeds from the sale of assets	0	750	750	10	0
NET CASH USED IN INVESTING ACTIVITIES	(239,634)	(67,261)	(172,791)	(75,321)	(218,600)
Cash flows from financing activities
Borrowing on lines-of-credit, net of deferred financing fees	288,000	178,905	855,704	154,528	460,923
Payments on lines-of-credit	(560,000)	(222,002)	(497,986)	(119,149)	(352,120)
Dividends on common stock	(33,721)	(43,728)	(80,394)	(60,280)	(53,797)
Contributions from non-controlling interest	502	0	587	3,246	0
Borrowings of long-term debt, net of deferred financing fees	39,757	315,167	411,313	87,906	161,474
Payments on long-term debt	(9,913)	(236,969)	(559,632)	(53,901)	(34,432)
Proceeds from initial public offering, net of issuance costs	414,157	0
Taxes paid related to net share settlement of stock-based compensation awards	(33,598)	0
NET CASH PROVIDED BY/(USED IN) FINANCING ACTIVITIES	105,184	(8,627)	129,592	12,350	182,048
Net change in cash	(40,850)	(17,676)	20,498	29,644	21,050
Cash, cash equivalents, and restricted cash - beginning of period	118,704	98,206	98,206	68,562	47,512
Cash, cash equivalents, and restricted cash - end of period	77,854	80,530	118,704	98,206	68,562
Supplemental disclosures of cash flow information
Interest	25,550	28,004	50,558	25,911	6,943
Income taxes	43,455	16,540	60,009	42,554	29,110
Non-cash financing and investing activity
Accrued capital expenditures	5,154	2,552	3,000	717	1,799
Assets acquired in operation expansions	0	3,635
Assets acquired in operation expansions in exchange for notes payable
Non-cash financing and investing activity
Assets acquired in operation expansions			$ 2,150	$ 8,200	$ 12,800
Assets acquired in operation expansions through settlement of notes receivable
Non-cash financing and investing activity
Assets acquired in operation expansions	$ 500	$ 0